DEBT AND CREDIT FACILITIES - Scheduled Debt Repayments (Details) $ in Millions	Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 18,053.0
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	2,457.0
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	1,699.0
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	451.0
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	175.0
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	1,139.0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 12,132.0